Cash, Cash Equivalents and Short-Term Investments - Summary of Cash, Cash Equivalents and Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	$ 47,403
Gross Unrealized Losses	(1)
Estimated Fair Value	47,402
Cash and Cash Equivalents [Member] | Cash and Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	36,534
Estimated Fair Value	36,534
Cash and Cash Equivalents [Member] | Corporate Bonds [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	10,869
Gross Unrealized Losses	(1)
Estimated Fair Value	10,868
Short-term Investments [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	54,907
Gross Unrealized Gains	13
Gross Unrealized Losses	(42)
Estimated Fair Value	54,878
Short-term Investments [Member] | Corporate Bonds [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	42,810
Gross Unrealized Losses	(42)
Estimated Fair Value	42,768
Short-term Investments [Member] | Commercial Paper [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	7,686
Gross Unrealized Gains	13
Estimated Fair Value	7,699
Short-term Investments [Member] | Government Securities [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	4,411
Estimated Fair Value	$ 4,411